Income Taxes (Reconciliation of Income Taxes at the U.S. Statutory Federal Income Tax Rate) (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Effective Income Tax Computation [Line Items]
U.S. statutory rate	21.00%	21.00%	21.00%
Increases (reductions) resulting from:
Recognition of taxes - sale of subsidiary stock	(74.70%)	0.00%	0.00%
Recognition of taxes - privatization intercompany gain	0.00%	0.00%	0.00%
State taxes, net of federal benefit	(28.30%)	1.80%	(0.40%)
Investment tax credits	108.90%	(4.50%)	(18.60%)
Production tax credits	12.00%	(0.60%)	(1.30%)
Valuation allowances	0.00%	0.20%	1.70%
Reversal of excess deferred income taxes	67.30%	(2.80%)	(5.90%)
State legislative change	0.30%	(1.00%)	0.00%
Change in tax status	0.00%	0.00%	(3.30%)
AFUDC - equity	5.00%	(0.50%)	(0.10%)
Changes in state deferred taxes associated with assets held for sale	(4.10%)	0.00%	(6.30%)
Absence of tax on noncontrolling interest	0.00%	(0.20%)	7.40%
Settlements of uncertain tax positions	0.00%	(1.70%)	0.00%
Employee stock ownership plan deduction	6.80%	(0.40%)	(1.70%)
Other, net	5.70%	(0.40%)	(0.70%)
Effective tax rate	119.90%	10.90%	(8.20%)
Virginia Electric and Power Company
Effective Income Tax Computation [Line Items]
U.S. statutory rate	21.00%	21.00%	21.00%
Increases (reductions) resulting from:
Recognition of taxes - privatization intercompany gain	2.40%	0.00%	0.00%
State taxes, net of federal benefit	4.60%	4.60%	4.80%
Investment tax credits	(9.10%)	(3.00%)	(4.50%)
Production tax credits	(1.00%)	(0.60%)	(0.70%)
Valuation allowances	0.00%	0.00%	0.00%
Reversal of excess deferred income taxes	(3.80%)	(2.10%)	(2.20%)
State legislative change	0.00%	(0.70%)	0.00%
Change in tax status	0.00%	0.00%	0.00%
AFUDC - equity	(0.40%)	(0.50%)	0.00%
Settlements of uncertain tax positions	0.00%	0.00%	0.00%
Other, net	(0.10%)	0.10%	(0.10%)
Effective tax rate	13.60%	18.80%	18.30%